SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment arrangement, option, activity - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of share-based payment arrangement, option, activity [Abstract]
Stock Options Outstanding, beginning balance	896,888	1,195,544
Weighted-Average Exercise Outstanding, beginning	$ 5.22	$ 14.18
Weighted-Average Remaining Contractual Term (Years), Outstanding term, beginning	3 years 11 months 15 days	3 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding beginning	$ 2,889	$ 3,194
Stock Options Outstanding, ending balance		896,888
Weighted-Average Exercise Price Outstanding, ending balance	$ 5.96	$ 5.22
Weighted-Average Remaining Contractual Term (Years) Outstanding, term, ending	3 years 11 months 19 days	3 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, ending		$ 2,889
Stock Options, Vested and expected to vest	791,488	885,607
Weighted-Average Exercise Price, Vested and expected to vest	$ 5.90	$ 5.60
Weighted-Average Remaining Contractual Term (Years), Vested and expected to vest	4 years 1 month 2 days	3 years 11 months 19 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 3,364	$ 2,906
Stock Options, Vested and exercisable	413,241	419,498
Weighted-Average Exercise Price, Vested and exercisable	$ 6.23	$ 6.80
Weighted-Average Remaining Contractual Term (Years), Vested and exercisable	3 years 9 months 7 days	3 years 9 months 10 days
Aggregate Intrinsic Value, Vested and exercisable	$ 1,702	$ 944
Stock Options, Granted	60,079	121,291
Weighted-Average Exercise Price, Granted	$ 13.92	$ 6.71
Weighted-Average Remaining Contractual Term (Years), Granted	9 years 8 months 12 days	3 years 7 months 20 days
Stock Options, Exercised	(40,942)	(88,706)
Weighted-Average Exercise Price, Exercised	$ 0.24	$ 0.24
Aggregate Intrinsic Value, Exercised	$ 434	$ 705
Stock Options, Forfeited	(27,857)	(331,241)
Weighted-Average Exercise Price. Forfeited	$ 12.11	$ 11.86